SHARE-BASED COMPENSATION - Summary of Assumptions Used in the Valuation Model (Details) - Options	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assumptions used in the valuation model
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	68.00%	67.00%	70.00%
Expected term			5 years 4 months 24 days
Risk-free interest rate			0.90%
Weighted Average
Assumptions used in the valuation model
Expected term	4 years 3 months 14 days	4 years 9 months 14 days
Risk-free interest rate	3.68%	2.78%
Minimum
Assumptions used in the valuation model
Expected term	3 years 6 months 29 days	4 years 2 months 1 day
Risk-free interest rate	3.57%	2.08%
Maximum
Assumptions used in the valuation model
Expected term	5 years 3 months	6 years 3 months
Risk-free interest rate	4.68%	1.84%